Strategic Funding - Schedule of Long-Term Loans to Cash Flow from Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Long-Term Loan to Cash Flow from Financing Activities [Abstract]
Balance at the beginning of year	$ 1,092	$ 1,223
Long-term loans received		888
Long-term loans payments (interest and principal)	(324)	(915)
Payments related to extinguishment of long-term loans		(134)
Allocation of transaction costs to equity		(158)
Financial expense, net	202	188
Balance at the end of year	$ 970	$ 1,092